UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                           PANORAMA SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.6%
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                              $   80,000        $    78,596
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                       14,906             14,826
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                       20,691             20,583
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                      5,023              5,011
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                      28,635             28,552
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                        18,317             18,341
Series 2003-A, Cl. A3, 2.12%, 11/8/06                                        15,209             15,203
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                         20,809             20,790
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                         83,373             83,123
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                        80,000             79,846
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                       70,000             69,683
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                       33,612             33,566
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                       60,000             59,343
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                        73,049             72,953
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        13,400             13,385
-------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                      98,356             98,760
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                     60,000             60,263
-------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                        42,999             43,030
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                     20,000             19,718
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                     30,000             29,764
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series
2004-2, Cl. A2, 2.41%, 2/15/07                                               24,827             24,792
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                            48,083             47,950
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                               26,764             26,694
-------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                        21,598             21,632
                                                                                           ------------
Total Asset-Backed Securities (Cost $990,021)                                                  986,404
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--76.7%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--66.4%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--64.7%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44              134,154            140,736
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                               160,413            157,245
6%, 10/1/22-10/1/34                                                         674,695            687,955


1                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 4/1/18-12/1/30                                                    $  327,321        $   337,885
7%, 8/1/16-10/1/31                                                          119,800            125,211
10.50%, 10/1/20                                                               8,940             10,068
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                                           65,368             67,102
Series 2046, Cl. G, 6.50%, 4/15/28                                          199,974            206,072
Series 2790, Cl. DY, 5.50%, 5/15/25                                         100,000            100,415
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                            5,188              5,191
Series 2034, Cl. Z, 6.50%, 2/15/28                                           21,495             22,186
Series 2053, Cl. Z, 6.50%, 4/15/28                                           29,377             30,252
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          38,220             39,278
Series 2080, Cl. Z, 6.50%, 8/15/28                                           25,458             26,098
Series 2220, Cl. PD, 8%, 3/15/30                                              9,672             10,315
Series 2326, Cl. ZP, 6.50%, 6/15/31                                          24,631             25,375
Series 2387, Cl. PD, 6%, 4/15/30                                             36,517             36,806
Series 2456, Cl. BD, 6%, 3/15/30                                             18,817             18,888
Series 2498, Cl. PC, 5.50%, 10/15/14                                          1,902              1,904
Series 2500, Cl. FD, 4.268%, 3/15/32 1                                       17,991             18,135
Series 2526, Cl. FE, 4.168%, 6/15/29 1                                       23,329             23,452
Series 2551, Cl. FD, 4.168%, 1/15/33 1                                       18,795             18,941
Series 2583, Cl. KA, 5.50%, 3/15/22                                          67,864             68,124
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 6.744%, 2/1/28 2                                         11,431              2,079
Series 200, Cl. IO, 5.472%, 1/1/29 2                                         13,468              2,549
Series 205, Cl. IO, (0.445)%, 9/1/29 2                                       74,444             14,132
Series 2074, Cl. S, 7.031%, 7/17/28 2                                        14,570              1,622
Series 2079, Cl. S, 6.434%, 7/17/28 2                                        23,486              2,626
Series 2526, Cl. SE, 6.77%, 6/15/29 2                                        38,423              2,613
Series 2819, Cl. S, 1.79%, 6/15/34 2                                        341,639             30,511
Series 2920, Cl. S, 8.859%, 1/15/35 2                                       222,622             12,496
Series 3000, Cl. SE, 29.13%, 7/15/25 2                                      236,229             11,419
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/20 3                                                            609,000            596,439
5%, 6/1/18-7/1/18                                                           209,301            208,959
5%, 10/1/35-11/1/35 3                                                     1,275,000          1,248,083
5.50%, 3/1/33-1/1/34                                                        510,278            510,690
5.50%, 10/1/20-10/1/35 3                                                  2,234,000          2,240,293
6%, 11/1/17-11/1/32                                                         655,317            673,552
6%, 11/1/20-11/1/35 3                                                       814,000            829,233
6%, 10/1/30 4                                                                91,821             93,988
6.50%, 2/1/09-7/1/32                                                        344,442            356,017
6.50%, 10/1/34-11/1/35 3                                                    952,168            979,706
7%, 11/1/13-11/1/17                                                         156,213            163,212
7.50%, 9/1/22-2/1/27                                                         34,006             36,098
8.50%, 7/1/32                                                                 3,639              3,959
-------------------------------------------------------------------------------------------------------


2                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                       $    6,012        $     6,008
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           17,727             17,833
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                       95,980             99,160
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           22,022             22,254
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           15,450             15,535
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            5,177              5,201
Trust 2002-52, Cl. FG, 4.33%, 9/25/32 1                                      37,050             37,406
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 1                                    29,330             29,523
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                         5,848              5,839
Trust 2003-10, Cl. HP, 5%, 2/25/18                                          100,000             99,698
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                       187,000            189,293
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                       137,000            138,513
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          67,000             66,971
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 3.724%, 4/25/32 2                                     19,431              1,712
Trust 2002-38, Cl. SO, 3.179%, 4/25/32 2                                     47,008              3,270
Trust 2002-39, Cl. SD, (0.744)%, 3/18/32 2                                   31,083              2,956
Trust 2002-48, Cl. S, 3.203%, 7/25/32 2                                      32,885              3,065
Trust 2002-52, Cl. SL, 3.279%, 9/25/32 2                                     20,083              1,898
Trust 2002-53, Cl. SK, (0.46)%, 4/25/32 2                                   108,302             10,975
Trust 2002-56, Cl. SN, 4.869%, 7/25/32 2                                     44,837              4,154
Trust 2002-77, Cl. IS, 3.876%, 12/18/32 2                                    80,087              7,942
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, C1. 2, 2.54%, 5/1/23 2                                            25,380              4,981
Trust 240, Cl. 2, 9.425%, 9/1/23 2                                           37,808              7,241
Trust 294, Cl. 2, (0.594)%, 2/1/28 2                                        273,375             54,135
Trust 301, Cl. 2, (0.647)%, 4/1/29 2                                         33,631              6,311
Trust 319, Cl. 2, 1.347%, 2/1/32 2                                           23,283              4,864
Trust 321, Cl. 2, 1.04%, 3/1/32 2                                           101,758             21,462
Trust 324, Cl. 2, (4.53)%, 6/1/32 2                                         127,550             25,662
Trust 327, Cl. 2, 6.896%, 8/1/32 2                                          177,040             34,123
Trust 329, Cl. 2, 4.973%, 1/1/33 2                                           87,154             18,578
Trust 333, Cl. 2, 6.34%, 3/1/33 2                                           218,348             47,189
Trust 346, Cl. 2, 8.69%, 12/1/33 2                                          165,585             35,370
Trust 350, Cl. 2, 6.07%, 2/1/34 2                                           235,044             50,099
Trust 2001-61, Cl. SH, 18.434%, 11/18/31 2                                  114,972             10,395
Trust 2001-63, Cl. SD, 7.783%, 12/18/31 2                                    32,250              2,798
Trust 2001-68, Cl. SC, 6.153%, 11/25/31 2                                    23,155              2,263
Trust 2001-81, Cl. S, 4.543%, 1/25/32 2                                      26,193              2,439
Trust 2002-9, Cl. MS, 3.043%, 3/25/32 2                                      37,674              3,658
Trust 2002-77, Cl. SH, 9.375%, 12/18/32 2                                    31,426              3,143
Trust 2003-4, Cl. S, 17.135%, 2/25/33 2                                      62,783              6,540
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 2                                   132,449              7,841


3                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-40, Cl. SB, 18.258%, 5/25/35 2                                   159,155              9,298
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 2                                   151,350              8,619
                                                                                           ------------
                                                                                            11,334,125
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.7%
Government National Mortgage Assn., 7%, 10/15/23-3/15/26                    252,369            266,670
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 5.767%, 7/16/28 2                                    47,084              5,225
Series 2001-21, Cl. SB, 4.769%, 1/16/27 2                                   243,742             18,964
                                                                                           ------------
                                                                                               290,859
-------------------------------------------------------------------------------------------------------
NON-AGENCY--10.3%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--8.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                      60,000             58,686
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                      100,000             99,176
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                       80,000             78,721
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates Series 2004-2, Cl. 2A1, 6.50%, 7/20/32             84,116             84,746
-------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       62,694             63,889
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      16,645             16,645
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 1                                    23,003             22,961
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                  30,000             29,995
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      47,230             49,031
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                      50,000             49,456
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                      30,000             29,478
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                      50,000             50,099
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                      34,261             35,319
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                     40,000             39,189
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                      50,000             49,045
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                     49,252             47,993
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                     30,000             29,822
-------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                      20,000             19,763
-------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40                        50,000             50,101
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                            93,381             94,499
-------------------------------------------------------------------------------------------------------


4                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                    $   50,000        $    52,244
-------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                              96,000            106,454
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                     90,000             89,753
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                     50,000             50,178
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.684%,
5/25/35 1                                                                    85,838             85,883
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 1                                   71,897             71,765
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                      21,905             21,924
Series 2004-W, Cl. A2, 4.594%, 11/25/34 1                                     9,446              9,424
                                                                                           ------------
                                                                                             1,486,239
-------------------------------------------------------------------------------------------------------
OTHER--0.9%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                     70,000             69,829
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 4.08%,
7/25/45 1                                                                    96,272             96,272
                                                                                           ------------
                                                                                               166,101
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.9%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 3                      150,956            153,315
                                                                                           ------------
Total Mortgage-Backed Obligations (Cost $13,532,037)                                        13,430,639
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--45.5%
-------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 5                                     90,000             82,444
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                     1,910,000          1,883,890
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06 6             430,000            427,181
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/08-5/15/11                                                         935,000            977,905
7.25%, 5/15/30 6                                                             90,000            119,125
7.25%, 1/15/10 7                                                            970,000          1,072,464
-------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.22%, 1/15/21 5,6                         825,000            396,723
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 6                                                             55,000             52,575
Series A, 6.79%, 5/23/12                                                    908,000          1,020,564
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 6                                                             62,000             69,682
9.25%, 2/15/16 6                                                          1,080,000          1,511,030
STRIPS, 4.41%, 2/15/16 5                                                    570,000            358,989
                                                                                           ------------
Total U.S. Government Obligations (Cost $7,999,839)                                          7,972,572
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.2%
-------------------------------------------------------------------------------------------------------
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23
(Cost $199,243)                                                             200,000            214,711


5                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.2%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.39% in joint repurchase agreement
(Principal Amount/Value $190,460,000, with a maturity value of
$190,511,265) with DB Alex Brown LLC, 3.23%, dated 9/30/05, to be repurchased at $734,198 on 10/3/05, collateralized by U.S.
Treasury Bonds, 3.625%, 5/15/13 with a value of $194,345,063
(Cost $734,000)                                                          $  734,000        $   734,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $23,455,140)                                  23,338,326
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.6%
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
Undivided interest of 0.01% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with a maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $444,324 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 8 (Cost $444,181)                                            444,181            444,181
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $23,899,321)                                135.8%        23,782,507
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (35.8)        (6,266,950)
                                                                         ------------------------------
Net Assets                                                                    100.0%       $17,515,557
                                                                         ==============================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $507,217 or 2.90% of the Portfolio's net assets as of September 30, 2005.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $93,988, which represents 0.54% of the Portfolio's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.


6                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $38,697. See accompanying Notes to Quarterly Statement of Investments.

8. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    23,899,321
                                              ===============

Gross unrealized appreciation                 $       120,565
Gross unrealized (depreciation)                      (237,379)
                                              ---------------
Net unrealized depreciation                   $      (116,814)


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


7                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Portfolio had purchased $7,469,875 of securities issued on a when-issued basis or forward commitment and sold $1,520,153 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank


8                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


9                                                Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                                 EXPIRATION     NUMBER OF        VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                  DATES     CONTRACTS     SEPTEMBER 30, 2005      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    12/20/05            15             $1,716,094          $  (39,426)
                                                                                          -----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr           12/30/05             7              1,441,234              10,011
U.S. Treasury Nts., 5 yr           12/20/05            18              1,923,469              11,396
U.S. Treasury Nts., 10 yr          12/20/05             8                879,375              11,894
                                                                                          -----------
                                                                                              33,301
                                                                                          -----------
                                                                                          $   (6,125)
                                                                                          ===========

TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Portfolio had entered into the following total return swap agreements.

                                      PAID BY                          RECEIVED BY
        SWAP      NOTIONAL   THE PORTFOLIO AT        RATE AS OF   THE PORTFOLIO AT        RATE AS OF      TERMINATION     UNREALIZED
COUNTERPARTY        AMOUNT     SEPT. 30, 2005    SEPT. 30, 2005     SEPT. 30, 2005    SEPT. 30, 2005             DATE   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                                    One-Month                            Change of
                                  LIBOR Minus                         Total Return
                                0.25% (+or -)                            of Lehman
                                                                     Brothers CMBS
UBS AG            $310,000      Rate Received           5.04893%             Index             (1.36)%*       12/1/05         $4,205
------------------------------------------------------------------------------------------------------------------------------------

   *Represents an additional amount paid by the Portfolio at September 30, 2005.

Index abbreviations are as follows:

CMBS        Commercial Mortgage Backed Securities

LIBOR       London-Interbank Offered Rate


10                                               Government Securities Portfolio

Government Securities Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Portfolio had on loan securities valued at $2,293,286. Collateral of $2,345,962 was received for the loans, of which $444,181 was received in cash and subsequently invested in approved instruments.


11                                               Government Securities Portfolio


Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Autoliv, Inc.                                                                   200       $      8,700
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co.                                                               42,511            419,158
-------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                         1,100             53,284
                                                                                          -------------
                                                                                               472,442
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co. 1                                                           1,200             51,480
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
CBRL Group, Inc. 1                                                              500             16,830
-------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1,2                                                     950             30,172
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc. 1                                             300             19,392
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 1                                                         900             11,862
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                      2,700             81,999
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                           2,600             58,032
-------------------------------------------------------------------------------------------------------
International Game Technology                                                 2,400             64,800
-------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 2                                                         400             11,964
-------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                           4,700            296,100
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                             13,500            452,115
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                                         11,000            481,470
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 2                                                    900             27,999
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 2                                                               300             15,030
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                     4,000            228,680
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                   1,200             54,180
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                             8,200            396,962
                                                                                          -------------
                                                                                             2,247,587
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
American Greetings Corp., Cl. A 1                                             1,200             32,880
-------------------------------------------------------------------------------------------------------
Black & Decker Corp. 1                                                          600             49,254
-------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1,2                                                      320             11,610
-------------------------------------------------------------------------------------------------------
Centex Corp.                                                                    800             51,664
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                             9,167            332,017
-------------------------------------------------------------------------------------------------------
KB Home                                                                         600             43,920
-------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                           2,500            149,400
-------------------------------------------------------------------------------------------------------
MDC Holdings, Inc. 1                                                            400             31,556
-------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                   100             88,495
-------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                             1,800             77,256
-------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The) 1                                                    1,400             95,788
-------------------------------------------------------------------------------------------------------
Standard Pacific Corp. 1                                                        600             24,906
-------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1,2                                                         800             35,736
-------------------------------------------------------------------------------------------------------
Tupperware Corp. 1                                                              800             18,224
-------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                 500             37,885
                                                                                          -------------
                                                                                             1,080,591
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
eBay, Inc. 2                                                                  1,600             65,920
-------------------------------------------------------------------------------------------------------


1                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co. 1                                                           1,900       $     46,227
-------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                1,100             19,657
-------------------------------------------------------------------------------------------------------
Nautilus, Inc. 1                                                                900             19,863
                                                                                          -------------
                                                                                                85,747
-------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc. 1                                                                300             11,952
-------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 1                                                      300              6,822
-------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                                       17,727            520,819
-------------------------------------------------------------------------------------------------------
Discovery Holding Co., Cl. A 2                                                  530              7,653
-------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                             1,000             68,830
-------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                                          400             34,416
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 2                                                  6,000             48,300
-------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                  6,600            317,064
-------------------------------------------------------------------------------------------------------
NTL, Inc. 1,2                                                                   100              6,680
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 2                                                          200             12,652
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                            66,100          1,197,071
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                          18,904            624,021
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                        14,600            352,298
                                                                                          -------------
                                                                                             3,208,578
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dillard's, Inc., Cl. A 1                                                      1,600             33,408
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                             7,300            488,151
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                           9,800            464,716
-------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                               8,100            277,992
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                 16,700            867,231
                                                                                          -------------
                                                                                             2,131,498
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Abercrombie & Fitch Co., Cl. A                                                  700             34,895
-------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 2                                                      900             34,812
-------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                               2,700             63,531
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1,2                                                          3,000             59,910
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                          800             30,160
-------------------------------------------------------------------------------------------------------
bebe stores, inc. 1                                                             325              5,688
-------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 2                                                     7,700            309,386
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                            7,300            317,769
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                      4,651             20,836
-------------------------------------------------------------------------------------------------------
Borders Group, Inc. 1                                                           900             19,953
-------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 1                                              300             27,957
-------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                        200              7,128
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                  1,900             32,604
-------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 2                                           800             50,272
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                              11,300            196,959
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                             28,800          1,098,432
-------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                            400              8,172
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                             9,200            592,480
-------------------------------------------------------------------------------------------------------


2                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Men's Wearhouse, Inc. (The) 2                                                 1,350       $     36,045
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc. 1                                                       1,400             46,284
-------------------------------------------------------------------------------------------------------
Movie Gallery, Inc. 1                                                           200              2,078
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 2                                                          2,000             59,400
-------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1,2                                       1,100             23,584
-------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                            500             22,035
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                 9,150            195,078
-------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                 1,100             43,747
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                          8,600            176,128
-------------------------------------------------------------------------------------------------------
Too, Inc. 1,2                                                                   700             19,201
-------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1,2                                         500             25,790
-------------------------------------------------------------------------------------------------------
Zale Corp. 1,2                                                                1,100             29,898
                                                                                          -------------
                                                                                             3,590,212
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Coach, Inc. 2                                                                 7,600            238,336
-------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                             1,000             81,680
-------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                                                     1,800             60,804
                                                                                          -------------
                                                                                               380,820
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.9%
Anheuser-Busch Cos., Inc.                                                     3,000            129,120
-------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                       200             11,908
-------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                          30,900          1,334,571
-------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                   1,100             21,450
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                              4,000            114,200
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                25,220          1,430,226
                                                                                          -------------
                                                                                             3,041,475
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
7-Eleven, Inc. 2                                                                900             32,049
-------------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                             2,600             66,690
-------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                        2,500            107,725
-------------------------------------------------------------------------------------------------------
Kroger Co. (The) 2                                                            8,800            181,192
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc. 1                                                       700             30,023
-------------------------------------------------------------------------------------------------------
Safeway, Inc. 1                                                               8,100            207,360
-------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                               2,200             68,464
-------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                   1,300             40,781
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                        28,500          1,248,870
-------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                  9,600            417,120
-------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc. 1                                                      100             13,445
                                                                                          -------------
                                                                                             2,413,719
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                                                   24,600            606,636
-------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                               400             11,900
-------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. 1                                         1,300             36,335
-------------------------------------------------------------------------------------------------------
Dean Foods Co. 1,2                                                              500             19,430
-------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                           7,500            361,500
-------------------------------------------------------------------------------------------------------


3                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Hershey Co. (The)                                                             5,700       $    320,967
-------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                     500             23,065
-------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 1                                                1,900             69,160
-------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc. 2                                                         100              2,688
                                                                                          -------------
                                                                                             1,451,681
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co.                                                         3,300            174,207
-------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 2                                                    1,600             90,720
-------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                          5,100            303,603
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                   24,400          1,450,824
                                                                                          -------------
                                                                                             2,019,354
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Avon Products, Inc.                                                           2,400             64,800
-------------------------------------------------------------------------------------------------------
Gillette Co.                                                                 25,400          1,478,280
                                                                                          -------------
                                                                                             1,543,080
-------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                                           31,400          2,314,494
-------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group 1                                                    800             31,704
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc. 1                                                     3,500            290,570
                                                                                          -------------
                                                                                             2,636,768
-------------------------------------------------------------------------------------------------------
ENERGY--13.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc.                                                            2,500            149,200
-------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                                              1,000             63,410
-------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 1                                             1,400             85,750
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                           1,300             59,306
-------------------------------------------------------------------------------------------------------
Halliburton Co.                                                               1,000             68,520
-------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                       1,400             84,546
-------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 2                                                    1,600             78,741
-------------------------------------------------------------------------------------------------------
Transocean, Inc. 2                                                            4,800            294,288
-------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                        100              3,977
                                                                                          -------------
                                                                                               887,738
-------------------------------------------------------------------------------------------------------
OIL & GAS--12.9%
Amerada Hess Corp. 1                                                          2,400            330,000
-------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                      7,800            746,850
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                  7,600            571,672
-------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                   12,400          1,008,368
-------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A 1                                                  300             15,153
-------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                               6,000            270,968
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. 1                                                     6,300            240,975
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                39,901          2,582,792
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               26,192          1,831,083
-------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc. 1                                                           600             45,762
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           12,000            823,680
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                           7,900            591,710
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           107,976          6,860,795
-------------------------------------------------------------------------------------------------------


4                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Forest Oil Corp. 2                                                              600       $     31,260
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 1                                                          1,000             44,350
-------------------------------------------------------------------------------------------------------
Holly Corp.                                                                     500             31,990
-------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1,2                                                     500             33,625
-------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                              4,918            477,587
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                           2,400            230,784
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           10,500            723,765
-------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                              3,100            154,597
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1,2                                                  1,700             83,470
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                            1,200             56,280
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    9,100            777,413
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                                            13,500            397,161
-------------------------------------------------------------------------------------------------------
Peabody Energy Corp. 1                                                          300             25,305
-------------------------------------------------------------------------------------------------------
Pogo Producing Co. 1                                                            700             41,258
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                                   200              8,300
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 1                                               300             10,980
-------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                                          200             12,208
-------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                  2,200            172,040
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                            700             32,025
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                         6,000            293,574
-------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                                1,400             94,136
-------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                          5,500            132,000
-------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                           5,450            616,177
-------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc. 1                                                     1,800             82,188
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                    15,700            393,285
                                                                                          -------------
                                                                                            20,875,566
-------------------------------------------------------------------------------------------------------
FINANCIALS--22.9%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York Co., Inc. (The)                                              7,100            208,811
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                          800             25,576
-------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                            900             45,495
                                                                                          -------------
                                                                                               279,882
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.6%
AmSouth Bancorp 1                                                             2,700             68,202
-------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                       2,450             64,729
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        76,296          3,212,062
-------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                    8,000            312,400
-------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                4,400            259,160
-------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                        800             36,664
-------------------------------------------------------------------------------------------------------
Downey Financial Corp. 1                                                        400             24,360
-------------------------------------------------------------------------------------------------------
Fifth Third Bancorp 1                                                         3,700            135,901
-------------------------------------------------------------------------------------------------------
Golden West Financial Corp. 1                                                 3,600            213,804
-------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                         2,100             63,084
-------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                     600             13,482
-------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc. 1                                             2,200             87,076
-------------------------------------------------------------------------------------------------------
KeyCorp                                                                      15,400            496,650
-------------------------------------------------------------------------------------------------------


5                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
M&T Bank Corp.                                                                3,900       $    412,269
-------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                       3,800            165,338
-------------------------------------------------------------------------------------------------------
National City Corp.                                                          13,900            464,816
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                            7,300            423,546
-------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                       7,263            226,025
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                          6,400            444,480
-------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                         700             34,048
-------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                                                     987             48,679
-------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                 43,725          1,227,798
-------------------------------------------------------------------------------------------------------
UnionBanCal Corp. 1                                                           2,400            167,328
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               35,000          1,665,650
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                      14,100            553,002
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            24,600          1,440,822
-------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                 1,600            113,936
                                                                                          -------------
                                                                                            12,375,311
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
American Capital Strategies Ltd. 1                                            2,400             87,984
-------------------------------------------------------------------------------------------------------
American Express Co.                                                         12,600            723,744
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                                         3,900             93,093
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                 4,900            537,775
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                   5,300            421,456
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                               2,700            121,986
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              86,577          3,940,985
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                      5,300            444,988
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                               5,200            632,216
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         57,104          1,937,539
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                7,700            896,896
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                   18,400            453,376
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    20,200          1,239,270
-------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                 4,000            204,320
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               21,300          1,148,922
-------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The) 1                                      12,100            573,177
-------------------------------------------------------------------------------------------------------
Providian Financial Corp. 2                                                   1,900             33,592
-------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                       40,000            577,200
-------------------------------------------------------------------------------------------------------
SLM Corp.                                                                     4,200            225,288
                                                                                          -------------
                                                                                            14,293,807
-------------------------------------------------------------------------------------------------------
INSURANCE--5.2%
ACE Ltd.                                                                      4,600            216,522
-------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                   3,200            144,960
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                               16,300            901,227
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                           33,837          2,096,541
-------------------------------------------------------------------------------------------------------
AmerUs Group Co. 1                                                            1,600             91,792
-------------------------------------------------------------------------------------------------------
Aon Corp.                                                                       900             28,872
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                1,800             68,508
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                            800             31,584
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                   6,600            591,030
-------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                      255             10,682
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc. 1                                           3,137            139,659
-------------------------------------------------------------------------------------------------------


6                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
First American Corp. (The) 1                                                  2,500       $    114,175
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                 7,900            609,643
-------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc. 1                                                1,800             51,354
-------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp. 1                                                         400             20,468
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 1                                             900             58,185
-------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                          700             36,414
-------------------------------------------------------------------------------------------------------
Loews Corp.                                                                   5,100            471,291
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                     900             27,351
-------------------------------------------------------------------------------------------------------
MBIA, Inc. 1                                                                  1,100             66,682
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                13,100            652,773
-------------------------------------------------------------------------------------------------------
Old Republic International Corp. 1                                            1,200             32,004
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                         300             19,215
-------------------------------------------------------------------------------------------------------
Progressive Corp.                                                             4,300            450,511
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                           600             24,708
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   10,500            709,380
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                  2,400            128,112
-------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                          13,500            605,745
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                  800             67,360
-------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                          500             11,370
                                                                                          -------------
                                                                                             8,478,118
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis Group, Inc., Cl. A 1,2                                         600             29,520
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                                                  11,900            392,462
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                   12,900            578,178
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  10,300            581,538
-------------------------------------------------------------------------------------------------------
Fremont General Corp. 1                                                         700             15,281
-------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                           700             44,940
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 1                                                         600             23,922
-------------------------------------------------------------------------------------------------------
Radian Group, Inc. 1                                                            700             37,170
                                                                                          -------------
                                                                                             1,673,491
-------------------------------------------------------------------------------------------------------
HEALTH CARE--13.3%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Amgen, Inc. 2                                                                13,800          1,099,446
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                        3,800             88,312
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 2                                                             3,300            277,893
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 2                                                       3,200            156,032
-------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                                            400             30,092
-------------------------------------------------------------------------------------------------------
Wyeth                                                                        19,700            911,519
                                                                                          -------------
                                                                                             2,563,294
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Bausch & Lomb, Inc.                                                             400             32,272
-------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                    8,800            350,856
-------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                       9,000            471,870
-------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 2                                                     6,500            151,905
-------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                                                  600             26,646
-------------------------------------------------------------------------------------------------------


7                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Guidant Corp.                                                                 3,500       $    241,115
-------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                           400             19,012
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                              16,700            895,454
-------------------------------------------------------------------------------------------------------
Mentor Corp. 1                                                                  400             22,004
                                                                                          -------------
                                                                                             2,211,134
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Aetna, Inc.                                                                   5,400            465,156
-------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1,2                                                   900             38,160
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp. 1                                                     1,000             77,300
-------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                                                   800              9,800
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                         1,900            120,536
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 2                                                           4,600            229,678
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                   5,100            601,086
-------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1,2                                              400             15,524
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 2                                                       1,400             87,080
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                    500             20,160
-------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                    13,600            651,712
-------------------------------------------------------------------------------------------------------
Health Net, Inc. 1,2                                                          1,000             47,320
-------------------------------------------------------------------------------------------------------
Humana, Inc. 2                                                                2,300            110,124
-------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                  1,100             32,780
-------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 1                                                              850             31,552
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                                                    1,000             41,050
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                               10,400            493,480
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                                8,062            442,039
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1,2                                           1,200             95,736
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                                               400             30,728
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                       5,900            298,186
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                                500             34,435
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                 300             20,022
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1,2                                                       700             31,689
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                     28,362          1,593,944
-------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1,2                                                            400             10,208
-------------------------------------------------------------------------------------------------------
WellChoice, Inc. 2                                                              900             68,310
-------------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                             9,200            697,544
                                                                                          -------------
                                                                                             6,395,339
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                                          22,100            937,040
-------------------------------------------------------------------------------------------------------
Allergan, Inc. 1                                                              4,000            366,480
-------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1,2                                                2,100            115,332
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                     25,200            606,312
-------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                               6,500            347,880
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            53,918          3,411,931
-------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 1                                         1,100             35,816
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                            57,500          1,564,575
-------------------------------------------------------------------------------------------------------


8                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Pfizer, Inc.                                                                120,765       $  3,015,502
                                                                                          -------------
                                                                                            10,400,868
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.8%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Boeing Co.                                                                   15,900          1,080,405
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                        3,300            394,515
-------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                1,700             75,378
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                 4,900            183,750
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                         9,800            598,192
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       11,100            603,285
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                     2,400            127,440
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                  9,000            342,180
-------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                        1,600             77,312
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    17,700            917,568
                                                                                          -------------
                                                                                             4,400,025
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                                                   4,100            357,233
-------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                            1,600            110,608
                                                                                          -------------
                                                                                               467,841
-------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1,2                                                    1,000             29,060
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                                                  3,100            144,305
-------------------------------------------------------------------------------------------------------
Masco Corp.                                                                   7,500            230,100
-------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                 1,300             89,336
                                                                                          -------------
                                                                                               463,741
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc., Cl. A 2                                                     900             59,751
-------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                 8,600            177,504
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. 1                                                 200             15,596
-------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                   1,700             63,019
-------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                 1,000             34,940
-------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 2                                                             400             10,260
-------------------------------------------------------------------------------------------------------
PHH Corp. 2                                                                     605             16,613
-------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                              700             29,218
-------------------------------------------------------------------------------------------------------
Republic Services, Inc. 1                                                     2,000             70,580
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                 500             17,795
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                        6,100            174,521
                                                                                          -------------
                                                                                               669,797
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group International, Inc. 1,2                                        600             32,334
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Emerson Electric Co.                                                          3,500            251,300
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                     1,100             58,190
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                                          400             13,764
                                                                                          -------------
                                                                                               323,254


9                                                               Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                                       14,700       $  1,078,392
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                        152,900          5,148,143
-------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                 3,800            272,536
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       4,900            136,465
                                                                                          -------------
                                                                                             6,635,536
-------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Caterpillar, Inc.                                                            12,600            740,250
-------------------------------------------------------------------------------------------------------
Cummins, Inc. 1                                                                 400             35,196
-------------------------------------------------------------------------------------------------------
Deere & Co.                                                                   1,100             67,320
-------------------------------------------------------------------------------------------------------
Flowserve Corp. 1,2                                                             700             25,445
-------------------------------------------------------------------------------------------------------
Harsco Corp. 1                                                                  400             26,228
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                     6,200            237,026
-------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                          1,000            113,600
-------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                              1,000             50,460
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc. 1                                                      100              2,777
-------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                  1,150             78,074
-------------------------------------------------------------------------------------------------------
SPX Corp. 1                                                                     700             32,165
-------------------------------------------------------------------------------------------------------
Terex Corp. 2                                                                   400             19,772
-------------------------------------------------------------------------------------------------------
Toro Co. (The) 1                                                              2,000             73,520
                                                                                          -------------
                                                                                             1,501,833
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                                            9,800            586,040
-------------------------------------------------------------------------------------------------------
CNF Transportation, Inc. 1                                                    1,400             73,500
-------------------------------------------------------------------------------------------------------
CSX Corp.                                                                     5,600            260,288
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                   1,900             45,923
-------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                        6,400            259,584
-------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                                            1,200             21,240
-------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 2                                                          626             25,929
                                                                                          -------------
                                                                                             1,272,504
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
GATX Corp. 1                                                                  1,000             39,550
-------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1,2                                                 1,000             33,870
                                                                                          -------------
                                                                                                73,420
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.3%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
ADTRAN, Inc. 1                                                                  800             25,200
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1,2                                      9,600             39,168
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                                       112,200          2,011,746
-------------------------------------------------------------------------------------------------------
Corning, Inc. 2                                                              14,000            270,620
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                               47,300          1,044,857
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                               10,900            487,775
                                                                                          -------------
                                                                                             3,879,366
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.9%
Apple Computer, Inc. 2                                                       18,100            970,341
-------------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                                 55,600          1,901,520
-------------------------------------------------------------------------------------------------------


10                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
EMC Corp. 2                                                                  29,100       $    376,554
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                          36,900          1,077,480
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        22,600          1,812,972
-------------------------------------------------------------------------------------------------------
NCR Corp. 2                                                                   2,700             86,157
-------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                  300              8,499
-------------------------------------------------------------------------------------------------------
Western Digital Corp. 1,2                                                     7,600             98,268
                                                                                          -------------
                                                                                             6,331,791
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc. 2                                                  2,900             94,975
-------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                         2,700            108,918
                                                                                          -------------
                                                                                               203,893
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
EarthLink, Inc. 2                                                             5,200             55,640
-------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                                         2,500            791,150
-------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                           1,500             36,015
-------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                         4,550             63,018
-------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                              800             40,968
-------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 2                                                               12,400            419,616
                                                                                          -------------
                                                                                             1,406,407
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Automatic Data Processing, Inc.                                                 800             34,432
-------------------------------------------------------------------------------------------------------
Ceridian Corp. 2                                                                400              8,300
-------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                 7,900            177,276
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                              5,500            220,000
-------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1,2                                                              1,300             59,631
-------------------------------------------------------------------------------------------------------
Global Payments, Inc. 1                                                         100              7,772
-------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                 1,200             44,496
                                                                                          -------------
                                                                                               551,907
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Applied Materials, Inc.                                                      19,100            323,936
-------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                  200              6,200
-------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 2                                                       2,600            121,966
-------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                                 300              9,396
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 2                                        1,813             42,751
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 125,100          3,083,715
-------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 1                                                       1,100             23,958
-------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                100              4,876
-------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1,2                                                           3,500             34,475
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                                           4,500            102,555
-------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                              1,800             20,214
-------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                  2,500             65,750
-------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1,2                                                                200              6,856
-------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                            700             13,580
-------------------------------------------------------------------------------------------------------


11                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Texas Instruments, Inc.                                                      41,400       $  1,403,460
                                                                                          -------------
                                                                                             5,263,688
-------------------------------------------------------------------------------------------------------
SOFTWARE--3.5%
Activision, Inc. 1,2                                                          1,500             30,675
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                  900             41,796
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                                                200              3,232
-------------------------------------------------------------------------------------------------------
Compuware Corp. 2                                                             3,600             34,200
-------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 1                                                              300             13,440
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 1,2                                                              2,600             81,692
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             156,900          4,037,037
-------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                               85,600          1,060,584
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 2                                                 5,400             37,638
-------------------------------------------------------------------------------------------------------
Symantec Corp. 2                                                              6,734            152,592
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1,2                                                            5,800            109,620
                                                                                          -------------
                                                                                             5,602,506
-------------------------------------------------------------------------------------------------------
MATERIALS--2.0%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Agrium, Inc.                                                                  2,500             54,925
-------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                3,600            198,504
-------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                   600             33,144
-------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             13,600            566,712
-------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                 10,500            411,285
-------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                            700             32,879
-------------------------------------------------------------------------------------------------------
Engelhard Corp. 1                                                               900             25,119
-------------------------------------------------------------------------------------------------------
FMC Corp. 1,2                                                                 1,200             68,664
-------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                  1,800            112,950
-------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                          5,100            301,869
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                               7,800            320,814
-------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                             400              8,944
                                                                                          -------------
                                                                                             2,135,809
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc. 1                                                         200             24,274
-------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 1                                                  923            106,791
-------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc. 1                                               800             62,768
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co. 1                                                          700             51,947
                                                                                          -------------
                                                                                               245,780
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 2                                                        3,000             47,820
-------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                                        4,500             92,790
                                                                                          -------------
                                                                                               140,610
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Alcoa, Inc.                                                                     500             12,210
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp. 1                                                    700             41,027
-------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                   1,600             94,384
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                            2,900            376,797
-------------------------------------------------------------------------------------------------------


12                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Quanex Corp. 1                                                                  700       $     46,354
-------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 1                                                 500             26,465
                                                                                          -------------
                                                                                               597,237
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp. 1                                                     1,800             49,842
-------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                  600             31,272
-------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                300             20,625
                                                                                          -------------
                                                                                               101,739
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Alltel Corp.                                                                  5,000            325,550
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                              23,700            623,310
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc. 1                                                            3,300            115,434
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc. 1                                                   31,800            762,246
-------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                          55,386          1,317,079
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                 60,000          1,961,400
                                                                                          -------------
                                                                                             5,105,019
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp.                                                                   21,900            433,620
-------------------------------------------------------------------------------------------------------
UTILITIES--3.6%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
American Electric Power Co., Inc.                                            12,900            512,130
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 1                                                    2,600             38,662
-------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                   900             39,969
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                                          2,200             36,190
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                              3,500            215,600
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                      3,900            335,946
-------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                            14,200            414,214
-------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                   13,100            619,368
-------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                 4,100            304,712
-------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                 12,500            668,000
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                             4,300            224,116
-------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                               6,100            290,360
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                          1,500             63,900
-------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                 11,800            463,150
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                     5,200            168,116
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                           800             35,800
-------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc. 1                                       6,500            418,340
-------------------------------------------------------------------------------------------------------
Southern Co. 1                                                                3,600            128,736
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                     4,900            553,112
                                                                                          -------------
                                                                                             5,530,421
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp. 1                                                          2,100             59,325
-------------------------------------------------------------------------------------------------------
ONEOK, Inc. 1                                                                 1,200             40,824
-------------------------------------------------------------------------------------------------------
Sempra Energy                                                                 5,100            240,006
-------------------------------------------------------------------------------------------------------


13                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
GAS UTILITIES CONTINUED
UGI Corp.                                                                       600       $     16,890
                                                                                          -------------
                                                                                               357,045
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                                               700             17,633
                                                                                          -------------
Total Common Stocks (Cost $147,513,194)                                                    160,667,536
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 2,3 (Cost $0)          2,000                  8
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                          160,667,544
Cash Collateral from Securities Loaned) (Cost $147,513,194)

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--6.3%
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.3%
Undivided interest of 0.31% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with a maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $10,202,927 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 4 (Cost $10,199,638)                                     $10,199,638         10,199,638
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $157,712,832)                               105.3%       170,867,182
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (5.3)        (8,583,775)
                                                                        -------------------------------
Net Assets                                                                    100.0%      $162,283,407
                                                                        ===============================

Footnotes to Statement of Investments

1. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

2. Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $8, which represents less than 0.005% of the Portfolio's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   160,021,679
                                              ===============

Gross unrealized appreciation                 $    17,424,281
Gross unrealized depreciation                      (6,578,778)
                                              ---------------
Net unrealized appreciation                   $    10,845,503


14                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.


15                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


16                                                              Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Portfolio had outstanding foreign currency contracts as follows:

                            EXPIRATION       CONTRACT AMOUNT             VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION              DATE                (000S)          SEPTEMBER 30, 2005        DEPRECIATION
------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)          10/3/05                    14CAD                  $11,679                 $94

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Portfolio had on loan securities valued at $10,158,822. Collateral of $10,299,993 was received for the loans, of which $10,199,638 was received in cash and subsequently invested in approved instruments.


17                                                              Growth Portfolio


Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.6%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Continental AG                                                               28,512       $  2,339,762
------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.2%
Honda Motor Co.                                                              11,997            678,477
------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                          965            740,987
------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                           31,200          1,439,717
                                                                                          ------------
                                                                                             2,859,181
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Carnival Corp.                                                               18,700            934,626
------------------------------------------------------------------------------------------------------
William Hill plc                                                             89,710            922,480
                                                                                          ------------
                                                                                             1,857,106
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Daito Trust Construction Co. Ltd.                                            18,303            804,803
------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                 6,752            721,820
------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                   24,800            659,008
------------------------------------------------------------------------------------------------------
Sony Corp.                                                                   16,800            555,338
                                                                                          ------------
                                                                                             2,740,969
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.1%
GS Home Shopping, Inc.                                                       12,780          1,327,601
------------------------------------------------------------------------------------------------------
GUS plc                                                                      34,660            522,382
------------------------------------------------------------------------------------------------------
Next plc                                                                     34,950            861,098
                                                                                          ------------
                                                                                             2,711,081
------------------------------------------------------------------------------------------------------
MEDIA--4.3%
British Sky Broadcasting Group plc                                           23,141            228,773
------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                     14,932            312,261
------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                             15,800          1,133,018
------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                 73,400            868,485
------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                      17,892            294,584
------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                               30,188            379,393
------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                               19,540            518,296
------------------------------------------------------------------------------------------------------
Sogecable SA 1                                                                7,200            281,060
------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                         27,610            901,253
------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                          196,100            770,704
                                                                                          ------------
                                                                                             5,687,827
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
DSG International plc                                                       106,040            281,484
------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                56,800          2,025,393
------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                17,100            501,871
                                                                                          ------------
                                                                                             2,808,748
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Compagnie Financiere Richemont AG, A Shares                                  19,754            782,042
------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                          64,900          1,613,042
------------------------------------------------------------------------------------------------------
Puma AG                                                                       2,508            678,385
------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                  2,486            342,400
                                                                                          ------------
                                                                                             3,415,869


1                                       Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.9%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.9%
Foster's Group Ltd.                                                          77,660       $    345,274
------------------------------------------------------------------------------------------------------
Heineken NV                                                                  19,800            635,608
------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                              8,530          1,505,988
                                                                                          ------------
                                                                                             2,486,870
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Carrefour SA                                                                  4,870            224,053
------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                            80,890            253,602
------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                              29,664            376,201
                                                                                          ------------
                                                                                               853,856
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Cadbury Schweppes plc                                                        68,320            689,273
------------------------------------------------------------------------------------------------------
Nestle SA                                                                     2,548            745,967
------------------------------------------------------------------------------------------------------
Unilever plc                                                                 56,280            587,656
                                                                                          ------------
                                                                                             2,022,896
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                                                   13,430          1,040,278
------------------------------------------------------------------------------------------------------
ENERGY--6.4%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Technip SA                                                                   47,210          2,804,419
------------------------------------------------------------------------------------------------------
OIL & GAS--4.3%
BG Group plc                                                                105,660          1,002,629
------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                  23,100          1,636,635
------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                              11,125            412,215
------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            8,300          2,257,374
------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                 8,900            320,578
                                                                                          ------------
                                                                                             5,629,431
------------------------------------------------------------------------------------------------------
FINANCIALS--20.3%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
3i Group plc                                                                 93,151          1,288,105
------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                          21,112            934,470
------------------------------------------------------------------------------------------------------
UBS AG                                                                       11,296            959,839
                                                                                          ------------
                                                                                             3,182,414
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.6%
ABN Amro Holding NV                                                          10,000            239,529
------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      168,460          2,287,841
------------------------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank 1                                            12,590            354,072
------------------------------------------------------------------------------------------------------
Commerzbank AG                                                               27,347            748,711
------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                               57,225          1,616,606
------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                        188,000          1,146,018
------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                            221          2,930,713
------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.                                                 16,402            413,396
------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                       75,657          2,147,102
------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                      11,740          1,339,719
------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                     119,100            671,329
                                                                                          ------------
                                                                                            13,895,036
------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Mediobanca SpA                                                               38,800            763,363


2                                       Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Collins Stewart Tullett plc                                                 214,735       $  2,420,200
------------------------------------------------------------------------------------------------------
MLP AG                                                                       16,415            343,077
                                                                                          ------------
                                                                                             2,763,277
------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
Alleanza Assicurazioni SpA                                                   46,600            575,184
------------------------------------------------------------------------------------------------------
Allianz AG                                                                    7,771          1,049,769
------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                    195,629          1,113,493
                                                                                          ------------
                                                                                             2,738,446
------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Solidere, GDR 1,2                                                            82,820          1,101,506
------------------------------------------------------------------------------------------------------
Solidere, GDR 1                                                              19,680            261,744
------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                       84,000          1,255,103
                                                                                          ------------
                                                                                             2,618,353
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                                       30,000            709,578
------------------------------------------------------------------------------------------------------
HEALTH CARE--11.5%
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Art Advanced Research Technologies, Inc. 1                                   42,800             25,772
------------------------------------------------------------------------------------------------------
Essilor International SA                                                     13,720          1,136,119
------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                                          80,000            345,621
------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                 6,562            767,438
------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                 32,900          1,062,870
------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                  25,000          1,171,639
                                                                                          ------------
                                                                                             4,509,459
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Nicox SA 1                                                                  153,360            742,793
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.5%
Astellas Pharma, Inc.                                                        12,400            466,420
------------------------------------------------------------------------------------------------------
AstraZeneca plc                                                               4,830            225,891
------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                          16,276            413,962
------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                               11,700            297,246
------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                             27,300            795,797
------------------------------------------------------------------------------------------------------
Novogen Ltd. 1                                                              728,100          2,681,860
------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                             9,096          1,263,343
------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                            19,625          1,621,560
------------------------------------------------------------------------------------------------------
Schering AG                                                                   4,082            258,691
------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                          23,000            314,029
------------------------------------------------------------------------------------------------------
SkyePharma plc 1                                                            385,460            278,747
------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                               15,400            917,054
------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                            8,200            274,044
                                                                                          ------------
                                                                                             9,808,644
------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.0%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Empresa Brasileira de Aeronautica SA, Preference                            259,126          2,512,019
------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
easyJet plc 1                                                               211,243          1,087,960


3                                       Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
BTG plc 1                                                                   251,434       $    984,520
------------------------------------------------------------------------------------------------------
Capita Group plc                                                            193,480          1,285,692
------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                            33,500            869,659
------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                           8,700            333,968
                                                                                          ------------
                                                                                             3,473,839
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Koninklijke Boskalis Westminster NV                                           8,397            417,806
------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                       44,781            486,639
------------------------------------------------------------------------------------------------------
Vinci SA                                                                      7,790            670,817
                                                                                          ------------
                                                                                             1,575,262
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
ABB Ltd. 1                                                                  140,911          1,029,715
------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                  45,000            913,716
                                                                                          ------------
                                                                                             1,943,431
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.6%
Aalberts Industries NV                                                       41,078          2,174,732
------------------------------------------------------------------------------------------------------
Siemens AG                                                                   15,570          1,200,427
                                                                                          ------------
                                                                                             3,375,159
------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                                            11,223            834,600
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Bunzl plc                                                                    89,720            898,846
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.5%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
Hoya Corp. 1                                                                 26,700            907,875
------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                    39,400            664,175
------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   852,000          3,134,115
                                                                                          ------------
                                                                                             4,706,165
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Benq Corp.                                                                1,138,000            987,612
------------------------------------------------------------------------------------------------------
Logitech International SA 1                                                  23,200            942,688
------------------------------------------------------------------------------------------------------
Nidec Corp. 1                                                                 9,900            581,686
                                                                                          ------------
                                                                                             2,511,986
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.8%
Electrocomponents plc                                                        72,000            308,911
------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                    8,900            297,266
------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                 4,300          1,085,267
------------------------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                                              42,358          1,208,377
------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                   9,900            588,663
------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                               78,000          1,409,851
------------------------------------------------------------------------------------------------------
Omron Corp.                                                                  25,686            625,632
------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                153,400          2,056,318
                                                                                          ------------
                                                                                             7,580,285
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo Japan Corp.                                                               213            251,203
------------------------------------------------------------------------------------------------------
Yahoo! Japan Corp. 1                                                            213            253,303
                                                                                          ------------
                                                                                               504,506


4                                       Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
IT SERVICES--1.4%
Infosys Technologies Ltd.                                                    25,322       $  1,450,016
------------------------------------------------------------------------------------------------------
United Internet AG                                                           10,385            337,617
                                                                                          ------------
                                                                                             1,787,633
------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                                                  27,900          1,512,616
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
ASM International NV 1                                                       48,100            678,691
------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                       1,135            642,793
                                                                                          ------------
                                                                                             1,321,484
------------------------------------------------------------------------------------------------------
SOFTWARE--1.3%
Autonomy Corp. plc 1                                                        111,655            666,137
------------------------------------------------------------------------------------------------------
Business Objects SA 1                                                        13,290            462,847
------------------------------------------------------------------------------------------------------
Enix Corp.                                                                    7,900            218,517
------------------------------------------------------------------------------------------------------
UbiSoft Entertainment SA 1                                                    6,525            340,268
                                                                                          ------------
                                                                                             1,687,769
------------------------------------------------------------------------------------------------------
MATERIALS--5.5%
------------------------------------------------------------------------------------------------------
CHEMICALS--2.1%
Filtrona plc                                                                116,635            563,673
------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                  81,745            695,079
------------------------------------------------------------------------------------------------------
Sika AG 1                                                                     1,123            855,338
------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                 5,898            617,341
                                                                                          ------------
                                                                                             2,731,431
------------------------------------------------------------------------------------------------------
METALS & MINING--3.4%
Companhia Vale do Rio Doce, Sponsored ADR                                    46,900          1,824,879
------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                13,300          1,511,340
------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                29,630          1,211,414
                                                                                          ------------
                                                                                             4,547,633
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
KDDI Corp.                                                                      263          1,488,228
------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                     14,930            326,071
------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                          935,031          2,432,571
                                                                                          ------------
                                                                                             4,246,870
------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                                                   45,900            921,255
                                                                                          ------------
Total Common Stocks (Cost $90,377,464)                                                     130,750,405
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Cv. 1 (Cost $337,687)             360,333            216,975
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $90,715,151)                                 99.8%       130,967,380
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 0.2            224,525
                                                                          ----------------------------
Net Assets                                                                    100.0%      $131,191,905
                                                                          ============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,101,506 or 0.84% of the Fund's net assets as of September 30, 2005.


5                                       Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                         Value       Percent
--------------------------------------------------------------------------------
United Kingdom                                       $ 23,199,743          17.7%
Japan                                                  22,912,742          17.5
France                                                 16,287,604          12.4
Switzerland                                             9,240,581           7.1
Germany                                                 8,051,498           6.2
Australia                                               6,785,919           5.2
Sweden                                                  5,505,129           4.2
The Netherlands                                         5,139,342           3.9
India                                                   4,546,904           3.5
Italy                                                   4,491,403           3.4
Brazil                                                  4,336,898           3.3
Korea, Republic of South                                3,131,065           2.4
Norway                                                  2,376,896           1.8
Ireland                                                 2,287,841           1.7
Denmark                                                 2,264,682           1.7
Finland                                                 1,997,645           1.5
Spain                                                   1,964,851           1.5
South Africa                                            1,511,340           1.2
Lebanon                                                 1,363,250           1.0
Mexico                                                  1,133,018           0.9
Taiwan                                                    987,612           0.8
United States                                             934,626           0.7
Israel                                                    274,044           0.2
Canada                                                    242,747           0.2
                                                     ---------------------------
Total                                                $130,967,380         100.0%
                                                     ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    91,538,933
                                              ===============

Gross unrealized appreciation                 $    41,104,465
Gross unrealized (depreciation)                    (1,676,018)
                                              ---------------
Net unrealized appreciation                   $    39,428,447



6                                       Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


7                                       Oppenheimer International Growth Fund/VA


Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--61.3%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
General Motors Corp.                                                         42,700       $  1,307,047
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.5%
Centex Corp.                                                                 49,000          3,164,420
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                           101,400          3,672,708
-------------------------------------------------------------------------------------------------------
KB Home                                                                      33,800          2,474,160
                                                                                          -------------
                                                                                             9,311,288
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.                                                              58,000          2,188,340
-------------------------------------------------------------------------------------------------------
MEDIA--1.6%
Comcast Corp., Cl. A 1                                                       46,100          1,354,418
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                            45,700            827,627
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                          49,800          1,643,898
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                        17,800            429,514
                                                                                          -------------
                                                                                             4,255,457
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Nordstrom, Inc.                                                              67,800          2,326,896
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Limited Brands, Inc.                                                         56,100          1,146,123
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Liz Claiborne, Inc.                                                          24,800            975,136
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.1%
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Hershey Co. (The)                                                            10,500            591,255
-------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                    158,000          2,851,900
                                                                                          -------------
                                                                                             3,443,155
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Clorox Co. (The)                                                             10,200            566,508
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.0%
Alberto-Culver Co., Cl. B                                                    54,700          2,447,825
-------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                         111,400          3,007,800
                                                                                          -------------
                                                                                             5,455,625
-------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
UST, Inc.                                                                    35,200          1,473,472
-------------------------------------------------------------------------------------------------------
ENERGY--6.0%
-------------------------------------------------------------------------------------------------------
OIL & GAS--6.0%
Apache Corp.                                                                 23,900          1,797,758
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                78,500          5,081,305
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               73,800          5,159,358
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            43,600          2,770,344
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           18,400          1,268,312
                                                                                          -------------
                                                                                            16,077,077
-------------------------------------------------------------------------------------------------------
FINANCIALS--16.3%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
Bank of America Corp.                                                       137,600          5,792,960
-------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                             112,900          2,878,950
-------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                      30,600            674,424
-------------------------------------------------------------------------------------------------------


1                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
U.S. Bancorp                                                                103,000       $  2,892,240
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                              103,100          4,906,529
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            53,100          3,110,067
                                                                                          -------------
                                                                                            20,255,170
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.0%
CIT Group, Inc.                                                              18,300            826,794
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             131,600          5,990,432
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              23,400          2,844,972
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         31,400          1,065,402
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                   29,600            729,344
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    10,500            644,175
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               25,400          1,370,076
                                                                                          -------------
                                                                                            13,471,195
-------------------------------------------------------------------------------------------------------
INSURANCE--1.4%
ACE Ltd.                                                                     32,800          1,543,896
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                           35,200          2,180,992
                                                                                          -------------
                                                                                             3,724,888
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Apartment Investment & Management Co.                                        58,600          2,272,508
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp.                                                 111,900          3,690,462
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                   11,000            493,020
                                                                                          -------------
                                                                                             4,183,482
-------------------------------------------------------------------------------------------------------
HEALTH CARE--7.5%
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Aetna, Inc.                                                                   8,000            689,120
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                      26,100          2,017,530
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                        35,600          2,258,464
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                      60,800          3,781,760
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                               72,600          3,444,870
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                     28,400          1,596,080
                                                                                          -------------
                                                                                            13,787,824
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.4%
Johnson & Johnson                                                            22,100          1,398,488
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 78,500          1,960,145
-------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                       138,800          2,921,740
                                                                                          -------------
                                                                                             6,280,373
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.0%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Honeywell International, Inc.                                                 2,700            101,250
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        23,000          1,403,920
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       13,000            706,550
                                                                                          -------------
                                                                                             2,211,720
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Equifax, Inc.                                                                67,500          2,358,450
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
3M Co.                                                                       24,400          1,789,984
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                         57,700          1,942,759
-------------------------------------------------------------------------------------------------------


2                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
Tyco International Ltd.                                                      23,800       $    662,830
                                                                                          -------------
                                                                                             4,395,573
-------------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Danaher Corp.                                                                11,900            640,577
-------------------------------------------------------------------------------------------------------
Deere & Co.                                                                  17,100          1,046,520
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                    26,600          1,016,918
                                                                                          -------------
                                                                                             2,704,015
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
CSX Corp.                                                                    40,600          1,887,088
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.6%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
JDS Uniphase Corp. 1                                                        357,800            794,316
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              114,700          2,533,723
                                                                                          -------------
                                                                                             3,328,039
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.9%
Dell, Inc. 1                                                                118,200          4,042,440
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                         122,100          3,565,320
-------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                          4,800            293,040
                                                                                          -------------
                                                                                             7,900,800
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Jabil Circuit, Inc. 1                                                        44,000          1,360,480
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                                                     9,300            439,983
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Altera Corp. 1                                                               58,900          1,125,579
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  16,800            414,120
                                                                                          -------------
                                                                                             1,539,699
-------------------------------------------------------------------------------------------------------
SOFTWARE--2.2%
Autodesk, Inc.                                                               40,500          1,880,820
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             114,500          2,946,085
-------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                             47,300          1,071,818
                                                                                          -------------
                                                                                             5,898,723
-------------------------------------------------------------------------------------------------------
MATERIALS--1.7%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Dow Chemical Co.                                                             22,900            954,243
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp.                                                                   65,000          2,388,100
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co.                                                      26,700            795,660
-------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                           16,900            466,778
                                                                                          -------------
                                                                                             1,262,438
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.4%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
SBC Communications, Inc.                                                    155,700          3,732,129
-------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         119,100          2,832,198
-------------------------------------------------------------------------------------------------------


3                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Verizon Communications, Inc.                                                138,400       $  4,524,296
                                                                                          -------------
                                                                                            11,088,623
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp.                                                                   32,900            651,420
-------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Progress Energy, Inc.                                                        42,700          1,910,825
                                                                                          -------------
Total Common Stocks (Cost $153,534,028)                                                    164,781,783

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.0%
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                   $   530,000            520,701
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                      108,067            107,486
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                      131,042            130,359
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                     358,841            357,730
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                     25,114             25,055
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                     160,354            159,889
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                          68,710             68,767
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                    366,922            365,466
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                      480,000            484,244
Series 2003-C4, Cl. C4, 5%, 6/10/15                                          70,000             69,354
-------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 2                                                                   150,000            156,989
-------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.20%, 2/25/33 3                                       8,112              8,186
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                                   390,381            388,980
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                         74,317             74,250
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                        438,713            437,237
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                      100,000             99,547
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      259,930            259,576
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                      380,000            375,839
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                       465,685            465,077
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        69,011             68,932
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-1, Cl. A2, 3.21%, 5/21/07                          235,646            234,995


4                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations, Series 2005-2, Cl.
2A1B, 5.18%, 8/25/35                                                    $   625,903       $    628,474
-------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                    1,244,033          1,271,165
-------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.118%, 3/15/16 3                                   690,000            733,350
-------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                       360,000            359,140
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34                                   140,000            138,102
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                    100,000             98,588
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                    170,000            168,663
-------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                              350,000            348,119
-------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations Pass-Through Certificates, Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                                              761,768            763,263
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       161,376            161,151
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                       247,208            246,595
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                           294,510            293,691
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                              160,582            160,163
-------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                     380,729            377,655
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                      282,025            280,778
                                                                                          -------------
Total Asset-Backed Securities (Cost $10,903,414)                                            10,887,556
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--31.8%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--26.4%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--26.1%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 10/1/34                                                               1,126,280          1,146,420
6.50%, 4/1/18-4/1/34                                                        484,864            500,447
7%, 5/1/30-1/1/34                                                         2,826,878          2,954,840
8%, 4/1/16                                                                  241,873            258,717
9%, 8/1/22-5/1/25                                                            69,091             75,144
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           35,021             35,039
Series 2055, Cl. ZM, 6.50%, 5/15/28                                         267,542            274,947
Series 2080, Cl. Z, 6.50%, 8/15/28                                          173,113            177,464
Series 2387, Cl. PD, 6%, 4/15/30                                            244,630            246,565
Series 2456, Cl. BD, 6%, 3/15/30                                            109,138            109,553
Series 2498, Cl. PC, 5.50%, 10/15/14                                         13,313             13,327
Series 2500, Cl. FD, 4.268%, 3/15/32 3                                       92,206             92,942
Series 2526, Cl. FE, 4.168%, 6/15/29 3                                      124,876            125,538
Series 2551, Cl. FD, 4.168%, 1/15/33 3                                       96,864             97,620
-------------------------------------------------------------------------------------------------------


5                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 1.44%, 6/1/26 4                                     $   188,456       $     37,491
Series 183, Cl. IO, (0.87)%, 4/1/27 4                                       294,034             58,004
Series 184, Cl. IO, 4.66%, 12/1/26 4                                        316,569             58,786
Series 192, Cl. IO, 6.744%, 2/1/28 4                                         79,578             14,472
Series 200, Cl. IO, 5.472%, 1/1/29 4                                         94,917             17,966
Series 2130, Cl. SC, 0.236%, 3/15/29 4                                      221,414             17,735
Series 2796, Cl. SD, 6.448%, 7/15/26 4                                      328,242             26,889
Series 2920, Cl. S, 8.859%, 1/15/35 4                                     1,467,249             82,356
Series 3000, Cl. SE, 29.13%, 7/15/25 4                                    1,511,864             73,083
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.712%, 6/1/26 5                   77,157             65,933
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/20 6                                                          3,320,000          3,251,525
5%, 6/1/18-7/1/18                                                         1,336,817          1,334,637
5%, 10/1/35-11/1/35 6                                                     8,101,000          7,930,247
5.50%, 3/1/33-1/1/34                                                      5,293,232          5,297,340
5.50%, 10/1/20-10/1/35 6                                                  8,380,000          8,392,235
6%, 11/1/17-11/1/32                                                       4,990,681          5,125,750
6%, 10/1/20-11/1/35 6                                                    12,747,000         13,019,240
6.50%, 4/1/24-10/1/34                                                     3,027,907          3,124,689
6.50%, 10/1/35-11/1/35 6                                                  7,711,000          7,936,286
7%, 11/1/17-2/25/22                                                       1,110,530          1,143,822
7.50%, 5/1/07-12/1/08                                                        73,177             75,514
8%, 3/1/17                                                                    6,260              6,700
8.50%, 7/1/32                                                                21,836             23,751
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Trust 2002-T1, Cl. A2, 7%, 11/25/31                            495,771            516,618
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                        466,552            481,551
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           41,481             41,458
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          121,873            122,600
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                      610,157            630,374
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          147,865            149,422
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           97,848             98,389
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           38,831             39,005
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 3                                   151,750            152,747
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        39,342             39,282
Trust 2003-10, Cl. HP, 5%, 2/25/18                                          680,000            677,946
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                       662,000            680,183
Trust 2004-101, Cl. BG, 5%, 1/25/20                                         452,000            451,805
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 0.597%, 10/25/23 4                                  268,126             25,530


6                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-47, Cl. NS, 1.931%, 4/25/32 4                                $   394,967       $     37,716
Trust 2002-51, Cl. S, 2.125%, 8/25/32 4                                     362,675             35,767
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 3.05%, 6/1/23 4                                           611,720            120,806
Trust 240, Cl. 2, 4.80%, 9/1/23 4                                           701,363            134,322
Trust 252, Cl. 2, 0.124%, 11/1/23 4                                         478,867             92,849
Trust 254, Cl. 2, 3.831%, 1/1/24 4                                          242,952             48,057
Trust 273, Cl. 2, 4.363%, 7/1/26 4                                          138,532             26,678
Trust 319, Cl. 2, 1.489%, 2/1/32 4                                          145,368             30,369
Trust 321, Cl. 2, (3.97)%, 3/1/32 4                                       1,646,462            347,261
Trust 322, Cl. 2, 6.997%, 4/1/32 4                                          539,364            107,040
Trust 329, Cl. 2, 4.973%, 1/1/33 4                                          575,396            122,656
Trust 331, Cl. 9, (13.553)%, 2/1/33 4                                       413,700             82,872
Trust 333, Cl. 2, 5.81%, 3/1/33 4                                         1,090,124            235,597
Trust 334, Cl. 17, (5.385)%, 2/1/33 4                                       268,423             52,930
Trust 346, Cl. 2, 8.63%, 12/1/33 4                                          882,045            188,411
Trust 350, Cl. 2, 6.13%, 2/1/34 4                                         1,635,078            348,513
Trust 2001-65, Cl. S, 18.658%, 11/25/31 4                                   684,324             62,977
Trust 2001-81, Cl. S, 4.542%, 1/25/32 4                                     170,256             15,854
Trust 2002-52, Cl. SD, (0.566)%, 9/25/32 4                                  454,219             44,144
Trust 2002-77, Cl. SH, 9.375%, 12/18/32 4                                   207,683             20,772
Trust 2002-84, Cl. SA, 18.674%, 12/25/32 4                                  589,053             54,882
Trust 2003-4, Cl. S, 17.135%, 2/25/33 4                                     386,360             40,247
Trust 2004-54, Cl. DS, 3.602%, 11/25/30 4                                   353,974             24,393
Trust 2005-6, Cl. SE, 11.131%, 2/25/35 4                                  1,020,014             60,746
Trust 2005-19, Cl. SA, 9.55%, 3/25/35 4                                   3,826,591            225,153
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 4                                   887,723             52,552
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 4                                   964,855             54,944
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 8.229%, 9/25/23 5              180,260            154,366
                                                                                          -------------
                                                                                            70,152,798
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                        212,578            222,963
7.50%, 1/15/09-6/15/24                                                      365,083            386,618
8%, 5/15/17                                                                 104,594            112,023
8.50%, 8/15/17-12/15/17                                                      87,646             95,139
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.769%, 1/16/27 4                                   370,087             28,794
Series 2002-15, Cl. SM, 0.751%, 2/16/32 4                                   417,328             31,297
Series 2002-76, Cl. SY, 6.006%, 12/16/26 4                                  821,735             67,914
Series 2004-11, Cl. SM, 0.305%, 1/17/30 4                                   312,844             22,979
                                                                                          -------------
                                                                                               967,727


7                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
NON-AGENCY--5.4%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--4.9%
Banc of America Commercial Mortgage, Inc., Collateralized Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                 $   410,000       $    401,023
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                      600,000            595,053
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                      490,000            482,168
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32           549,555            553,676
-------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                      410,363            418,185
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                     116,513            116,512
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 210,000            209,962
-------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations:
Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 3                                  196,791            196,959
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                     858,904            877,058
-------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.67%, 4/29/39 3,7                   350,000            350,875
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                     321,167            333,412
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                     320,000            316,516
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                     170,000            167,042
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                     280,000            280,557
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     219,271            226,042
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                    260,000            254,729
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                     340,000            333,506
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                    295,510            287,957
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                    200,000            198,815
-------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
2004-12, Cl. 3A1, 4.494%, 12/25/34 3                                        138,547            138,187
-------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                     120,000            118,577
-------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40          340,000            340,685
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                           621,185            628,626
-------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                 1,326,445          1,322,187
-------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                       961,020            973,634
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                       380,000            397,051
-------------------------------------------------------------------------------------------------------


8                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                         $   251,000       $    278,333
-------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                       348,264            349,831
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                    590,000            588,382
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                    340,000            341,207
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.684%,
5/25/35 3                                                                   546,241            546,525
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 3                                  308,129            307,562
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                     150,411            150,544
                                                                                          -------------
                                                                                            13,081,378
-------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                    400,000            399,024
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 6                      914,370            928,657
                                                                                          -------------
Total Mortgage-Backed Obligations (Cost $86,123,141)                                        85,529,584
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
-------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8                                    435,000            398,481
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                       415,000            409,327
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/11                                                                 350,000            374,888
7.25%, 5/15/30 9                                                            335,000            443,409
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                              705,000            673,917
Series A, 6.79%, 5/23/12                                                  3,937,000          4,425,066
                                                                                          -------------
Total U.S. Government Obligations (Cost $6,821,432)                                          6,725,088
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $504,340)                  480,000            539,760
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.8%
-------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                 595,000            601,945
-------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                              320,000            292,139
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                                                                      255,000            267,113
-------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 7                120,000            118,572
-------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                  295,000            350,341
-------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                            280,000            272,285
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                375,000            440,327
-------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                        7,000              6,986
-------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                         50,000             53,178
-------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 10                                 440,000            433,514
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 7                          275,000            268,125
-------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                      235,000            319,715
-------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                            82,000             80,805
-------------------------------------------------------------------------------------------------------


9                                                         Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10              $   305,000       $    331,486
-------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                           510,000            549,526
-------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                 185,000            202,030
7.40% Unsec. Nts., 5/15/07                                                  380,000            395,357
-------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                       215,000            246,781
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                           215,000            243,209
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                       300,000            303,829
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                    405,000            445,813
-------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                  290,000            284,248
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                       565,000            552,958
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                 565,000            583,092
-------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                      290,000            301,949
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                     245,000            245,679
-------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                   310,000            331,001
8% Nts., 6/15/10                                                            173,000            191,752
-------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                            355,000            411,566
-------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                     330,000            374,500
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                   390,000            440,061
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               270,000            273,326
-------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                 400,000            449,320
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08           355,000            371,920
-------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                      565,000            549,278
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                   225,000            226,963
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                  230,000            270,609
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                              450,000            420,191
6.25% Unsec. Nts., 12/8/05                                                  189,000            189,234
7.375% Nts., 10/28/09                                                       110,000            106,345
-------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 3                                             280,000            318,287
8.50% Sr. Unsec. Nts., 3/1/31 3                                              75,000            100,819
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                               215,000            210,129
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                         335,000            345,671
9.55% Unsub. Nts., 12/15/08 3                                                69,000             77,698
-------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                  405,000            398,120
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Unsec. Unsub. Nts., 2/1/07        1,115,000          1,108,794
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12              505,000            524,522
-------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 7                        275,000            272,355
-------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                   197,000            200,525
-------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                      575,000            544,275
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                         244,000            276,699
-------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                          545,000            532,791
-------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 3                  265,000            282,225
-------------------------------------------------------------------------------------------------------


10                                                        Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09        $   430,000       $    426,200
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                     485,000            526,831
-------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                   385,000            378,161
-------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                     275,000            266,008
-------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                               335,000            319,078
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                          300,000            321,615
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                       725,000            732,672
-------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                             380,000            405,443
-------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                        495,000            492,667
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                             375,000            393,881
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                         60,000             62,633
-------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                 265,000            269,852
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                         285,000            260,780
-------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                             275,000            280,767
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                345,000            313,491
-------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                         201,000            198,261
7.90% Unsec. Debs., 10/15/07                                                205,000            215,823
-------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                               410,000            466,752
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14             555,000            552,907
-------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                               275,000            274,346
-------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12            460,000            480,654
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                          260,000            282,051
-------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                40,000             42,941
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                          235,000            246,127
6.25% Sr. Unsec. Nts., 11/15/11                                              20,000             21,456
-------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                          45,000             44,290
7.875% Sr. Unsec. Nts., 11/15/10                                            475,000            534,606
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                            390,000            431,489
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 7                                                       435,000            431,194
-------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10 7                                                                   840,000            836,118
-------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 7                                                                    207,681            196,517
-------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 7         235,000            262,479
-------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7                 510,000            653,620
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                     500,000            648,255
-------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                       315,000            323,663
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            135,000            136,630
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                               370,000            398,535
-------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         230,000            255,662
-------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                  230,000            232,752
5.625% Unsec. Unsub. Nts., 8/15/14                                          190,000            194,900
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                   340,000            457,309
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07              370,000            383,413
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                           315,000            309,000
7.75% Unsec. Sub. Nts., 5/1/10                                               28,000             31,399
-------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                    515,000            634,147
-------------------------------------------------------------------------------------------------------


11                                                        Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25% Nts., 10/1/15                             $    70,000       $     68,916
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                   185,000            232,328
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08           405,000            393,997
-------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Sr. Unsec. Nts., Series R, 11/15/34                        365,000            340,582
-------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts., 2/15/06         340,000            342,301
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                             81,000             79,418
3.50% Sr. Unsec. Nts., 10/15/07                                             425,000            412,653
-------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                           270,000            266,458
-------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                   590,000            595,156
-------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875% Sr. Unsec. Nts., 5/15/09                     120,000            127,779
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                           580,000            591,941
                                                                                          -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $37,060,167)                          37,068,882
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $294,946,522)                               113.6%       305,532,653
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (13.6)       (36,665,509)
                                                                         ------------------------------
Net Assets                                                                    100.0%      $268,867,144
                                                                         ==============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $1,428,154, which represents 0.53% of the Portfolio's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable or increasing rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,231,804 or 1.20% of the Portfolio's net assets as of September 30, 2005.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $220,299 or 0.08% of the Portfolio's net assets as of September 30, 2005.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,389,855 or 1.26% of the Portfolio's net assets as of September 30, 2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $244,868. See accompanying Notes to Quarterly Statement of Investments.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.


12                                                        Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   295,131,916
                                              ===============

Gross unrealized appreciation                 $    17,505,788
Gross unrealized depreciation                      (7,105,051)
                                              ---------------
Net unrealized appreciation                   $    10,400,737
                                              ===============

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


13                                                        Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Portfolio had purchased $43,925,962 of securities issued on a when-issued basis or forward commitment and sold $3,106,308 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.


14                                                        Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                             EXPIRATION       NUMBER OF       VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION              DATES       CONTRACTS    SEPTEMBER 30, 2005      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
CONTRACT TO PURCHASE
U.S. Long Bonds                12/20/05             103          $ 11,783,844           $(257,183)
                                                                                        ----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr       12/30/05             116            23,883,313             133,895
U.S. Treasury Nts., 5 yr       12/20/05              52             5,556,688              34,139
U.S. Treasury Nts., 10 yr      12/20/05              71             7,804,453             116,329
                                                                                        ----------
                                                                                          284,363
                                                                                        ----------
                                                                                        $  27,180
                                                                                        ==========


15                                                        Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Portfolio had entered into the following total return swap agreements.

                                     PAID BY                             RECEIVED BY
        SWAP    NOTIONAL    THE PORTFOLIO AT       RATE AS OF       THE PORTFOLIO AT       RATE AS OF     TERMINATION     UNREALIZED
COUNTERPARTY      AMOUNT      SEPT. 30, 2005   SEPT. 30, 2005         SEPT. 30, 2005   SEPT. 30, 2005            DATE   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                             One-Month LIBOR                         Change of Total
                           Minus 0.25% (+ or                        Return of Lehman
UBS AG         2,140,000    -) Rate Received          5.04893%   Brothers CMBS Index            (1.36)%*      12/1/05        $29,026

   *Represents an additional amount paid by the Portfolio at September 30, 2005.

Index abbreviations are as follows:

CMBS     Commercial Mortgage Backed Securities

LIBOR    London-Interbank Offered Rate

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


16                                                        Total Return Portfolio





ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005